BIOLOGICAL ASSETS (Details Textual) $ in Thousands, ha in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) ha	Dec. 31, 2019 USD ($) ha
Disclosure Of Biological Assets [Line Items]
Output of agricultural produce | ha	18.5	20.5
Gains (losses) on change in fair value less costs to sell of biological assets for current period | $	$ 182,950	$ 154,705
Description of biological assets where fair value information is unreliable	The appraisal of biological assets resulted in a greater cost of the lumber sold in comparison to the real incurred cost, which is presented included in the cost of sales which as of December 31, 2020 amounted to ThU.S.$187,378 (ThU.S.$ 194,407 as of December 31, 2019).
Description of nature of activities of biological assets	1.7 million hectares as of December 31, 2020 out of which 1 million hectares are used for forestry planting, 496 thousand hectares are native forest, 109 thousand hectares are used for other purposes and 82 thousand hectares not yet planted.
Brazil
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	7.40%
Argentina
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	11.10%
CHILE
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	6.40%
Uruguay
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	6.50%